CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net cash (used in) generated from operating activities	¥ 3,801,028	$ 543,540	¥ 628,419	¥ (169,070)
Net cash generated from (used in) investing activities	(4,529,729)	(647,743)	(3,620,445)	(673,186)
Net cash (used in) generated from financing activities	4,182,983	598,159	3,255,418	(227,852)
Effect of exchange rate changes on cash and cash equivalents	(67,146)	(9,601)	(22,772)	25,863
Net (decrease) increase in cash, cash equivalents, and restricted cash	3,387,136	484,355	240,620	(1,044,245)
Cash, cash equivalents, and restricted cash at the beginning of the year	2,730,101	390,399	2,489,481	3,533,726
Cash, cash equivalents, and restricted cash at the end of the year	6,117,237	874,754	2,730,101	2,489,481
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Net cash (used in) generated from operating activities	73,443	10,502	(82,174)	(66,851)
Net cash generated from (used in) investing activities	(1,883,988)	(269,407)	243,994	609,277
Net cash (used in) generated from financing activities	4,031,637	576,516	(213,174)	(681,660)
Effect of exchange rate changes on cash and cash equivalents	(64,157)	(9,174)	34,274	(8,586)
Net (decrease) increase in cash, cash equivalents, and restricted cash	2,156,935	308,437	(17,080)	(147,820)
Cash, cash equivalents, and restricted cash at the beginning of the year	4,843	693	21,923	169,743
Cash, cash equivalents, and restricted cash at the end of the year	¥ 2,161,778	$ 309,130	¥ 4,843	¥ 21,923